Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2024
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Summary of reconciliation of changes in Vermilion's exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2024	2023
Balance at January 1	198,379	270,593
Additions	36,018	21,081
Dispositions	—	(25,862)
Changes in asset retirement obligations	—	(980)
Transfers to capital assets	(14,110)	(40,521)
Depreciation	(335)	(27,386)
Foreign exchange	4,334	1,454
Balance at December 31	224,286	198,379

Cost	460,331	432,345
Accumulated depreciation	(236,045)	(233,966)
Carrying amount at December 31	224,286	198,379